Leases - Summary of lease cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease, Cost [Abstract]
Amortization of right-of-use assets	¥ 36,094	¥ 30,261
Interest of lease liabilities	5,087	1,695
Expenses for short-term leases within 12 months	5,461	5,911
Total lease cost	¥ 46,642	¥ 37,867